Consolidated Statements of Operations (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	23 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenues
Expenses
Compensation and related taxes	426,675	840,943		2,676,462	2,676,462	3,103,137
Consulting fees	45,224	1,829,423		2,042,144	2,042,144	2,087,368
Professional fees	158,472	262,739	4,605	510,112	514,717	673,189
General and administrative	84,006	124,469	5,243	312,244	317,487	401,493
Total operating expenses	714,377	3,057,574	9,848	5,540,962	5,550,810	6,265,187
Operating loss from continuing operations	(714,377)	(3,057,574)	(9,848)	(5,540,962)	(5,550,810)	(6,265,187)
Other income (expenses)
Other income		125,000		125,000	125,000	125,000
Realized loss other than temporary decline - available for sale				(112,500)	(112,500)	(112,500)
Interest expense	(230)			(153)	(153)	(383)
Interest income	291			978	978	1,269
Total other income	61	125,000		13,325	13,325	13,386
Loss from continuing operations before provision for income taxes	(714,316)	(2,932,574)	(9,848)	(5,527,637)	(5,537,485)	(6,251,801)
Provision for income taxes
Loss from continuing operations	(714,316)	(2,932,574)	(9,848)	(5,527,637)	(5,537,485)	(6,251,801)
Discontinued operations:
Loss from discontinued operations, net of tax	108,780	(27,305)	(99,474)	(1,410,671)	(1,510,145)	(1,401,365)
Net loss	(605,536)	(2,959,879)	(109,322)	(6,938,308)	(7,047,630)	(7,653,166)
Less: Net loss attributable to non-controlling interest				10,496	10,496	10,496
Net loss attributable to Marathon Patent Group, Inc.	$ (605,536)	$ (2,959,879)	$ (109,322)	$ (6,927,812)	$ (7,037,134)	$ (7,642,670)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.02)	$ (0.09)	$ 0.00	$ (0.15)	$ (0.22)	$ (0.22)
Loss from discontinued operations	$ 0.00	$ 0.00	$ (0.01)	$ (0.04)	$ (0.06)	$ (0.05)
Income Loss From Operations Basic And Diluted	$ (0.01)	$ (0.09)	$ (0.01)	$ (0.19)	$ (0.28)	$ (0.27)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	45,546,345	32,894,061	7,469,388	36,238,712	24,948,719	28,225,822